Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Derivative Asset, Current	$ 25,585	$ 1,996
Derivative Asset, Noncurrent	8,666	6,913
LIABILITIES
Derivative Liability, Current	(0)	743
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	191	1,440
Derivative Asset, Noncurrent	(0)	150
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	3,688	7
LIABILITIES
Derivative Liability, Current	(0)	300
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Derivative Asset	3,879	1,597
LIABILITIES
Derivative Liability	$ (0)	$ 300